Income Taxes (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Net operating loss carry forwards	$ 10,643,000	$ 9,171,000
Accrued expenses	92,000	72,000
Depreciation and amortization	4,000	23,000
Stock option and warrant expenses	441,000	285,000
Deferred rent	40,000	5,000
Other	3,000	2,000
Gross deferred income tax assets	11,223,000	9,558,000
Valuation allowance	(11,223,000)	(9,558,000)
Total deferred income tax assets	$ 0	$ 0